Others (Details) - Schedule of Gearing Ratio - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Gearing Ratio [Abstract]
Total borrowings	$ 165,481	$ 160,517	$ 171,593
Total asset	$ 418,068	$ 448,815	$ 494,993
Gearing ratio	39.58%	35.76%	34.67%